UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------

Check here if Amendment (    ); Amendment Number:
                                                  -----------------
This Amendment  (Check only one.) :       (      )  is a restatement.
                                          (      )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Foundation Advisers, Inc.
              ------------------------------------------
Address:      21405 Ivy Road
              ------------------------------------------
              Charlottesville, VA  22903
              ------------------------------------------

              ------------------------------------------

Form 13F File Number:
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Esther Cash
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Title:        Director, Managing Director, Foundation Advisers, Inc.
              ----------------------------------------------------------------

              ----------------------------------------------------------------
Phone:        804-817-8206
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Signature, Place, and Date of Signing:

/s/ Esther Cash                       Charlottesville, VA   February 14, 2001
---------------------------------     ------------------    ------------------
(Signature)                           (City, State)         (Date)

Report Type  (Check only one.):

( X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   )        13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(   )        13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          6
                                            ------------------------

Form 13F Information Table Entry Total:     44
                                            ------------------------

Form 13F Information Table Value Total:     $13,014.539
                                            ------------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F                        Report for Quarter Ended December 31, 2000
Name of Reporting Manager:  FOUNDATION ADVISERS, INC.
13F File No.:
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

        Item 1:           Item 2:     Item 3:       Item 4:       Item 5:
                                                  Fair Market    Shares or
                         Title of                 -----------  --------------
   Name Of Issuer         Class        CUSIP         Value     Principal Amt.
   --------------       ---------  -----------    -----------  --------------


AMBASSADORS INTERNATIONAL  COM     023178 10 6        817,000          43,000
AMERICAN ITALIAN PASTA
 CO. - CLASS A             COM     027070 10 1        858,000          32,000
ARTHOCARE CORP.            COM     043136 10 0        721,500          37,000
BERKLEY PETROLEUM CORP.    COM     08449G 10 6        248,683          33,000
BIOSITE DIAGNOSITCS, INC.  COM     090945 10 6      1,051,375          26,000
CANADIAN 88 ENERGY CORP.   COM     13566G 50 9         75,600          28,000
CLICKACTION, INC.          COM     18681E 10 7        221,100          40,200
CLICKACTION, INC.     PREFERRED    18681E 99 0         24,750           6,000
                         STOCK
CLICKACTION, INC.       WARRANT    18681E 9W 9           0.01             600
CONDUCTUS, INC.            COM     206784 10 0        368,198          70,133
CONDUCTUS INC WARRANTS  WARRANT    206784 99 3         51,000          20,000
CORIXA CORP.               COM     21887F 10 0        187,356           6,720
DYAX CORP.                 COM     26746E 10 3          7,000         148,422
ECOSCIENCE CORP.           COM     279218 20 0         72,460          10,144
EMBREX, INC.               COM     290817 10 5        618,075          40,200
EXCELON CORPORATION        COM     300691 10 2        157,350         104,900
EXPONENT, INC.             COM     30214U 10 2        489,600          51,200
GEERLINGS & WADE, INC.     COM     368473 10 4        108,875          55,300
HAIN CELESTIAL GR0UP INC.  COM     405217 10 0        497,250          15,300
INTELLICORP INC.           COM     458153 10 3          1,680           3,000
IPRINT.COM, INC.           COM     462628 10 8         80,290         111,700
NAPRO BIOTHERAPEUTICS      COM     630795 10 2          8,484           1,000
NAVIDEC INC.               COM     63934Q 10 1        111,881          45,900
NORTH AMERICAN PALLADIUM
LTD.                       COM     656912 10 2        234,000          26,000
PACIFIC RIM MINING         COM     694915 79 4          6,390          35,000
PACIFIC RIM MINING
WARRANTS                WARRANT    694915 9A 9           0.18          17,500
THE PEP BOYS               COM     713278 10 9        440,438         121,500
PARMCHEM LABORATORIES      COM     717133 10 2        858,075         269,200
PREVIEW SYSTEMS INC.       COM     741379 10 1        153,438          49,100
RIO ALTO EXPLORATION LTD.  COM     766892 10 3        108,703           5,000
SAN JUAN BASIN ROYALTY
TRUST                      COM     798241 10 5        378,750          30,000
STILLWATER MINING CO.      COM     86074Q 10 2      1,089,995          27,700
STRATEGIC DIAGNOSITC, INC. COM     862700 10 1        202,344          87,500
TITAN PHARMACEUTICALS,
INC.                       COM     888314 10 1        152,091           4,300
TREGA BIOSCIENCES, INC.    COM     894699 10 7         14 345          17,000
UNIFY CORP.                COM     904743 10 1         13,312          83,200
VALLEY MEDIA, INC.         COM     91972C 10 6         45,150          60,200
VICINITY CORP.             COM     925653 10 7         95,040          32,000
VICINITY CORP. SER. F  PREFERRED
                         STOCK     925653 99 0         44,063          20,000
BRANCOTE HOLDINGS PLC      COM     990120 08 1        168,580          60,000
HPD EXPLORATION            COM     990304 94 1          1,345          60,000
CORNER BAY MINERALS, INC.  COM     992205 03 9         33,323          34,700
DB GROUP LTD.              COM     996555 58 7        832,840         400,000
INVESTORS BANK & TRUST REPURCHASE
COMPANY                AGREEMENT   REPO00 9X 1      1,285,706       1,285,706
                TOTAL                              13,014,539


                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------


AMBASSADORS INTERNATION              X                                              X
AMERICAN ITALIAN PASTA
 CO. - CLASS A                       X                                              X
ARTHOCARE CORP.                      X                                              X
BERKLEY PETROLEUM CORP.              X                                              X
BIOSITE DIAGNOSITCS, INC.            X                                              X
CANADIAN 88 ENERGY CORP.
CLICKACTION, INC.                    X                                              X
CLICKACTION, INC.                    X                                              X

CLICKACTION, INC.                    X                                              X
CONDUCTUS, INC.                      X                                              X
CONDUCTUS INC WARRANTS               X                                              X
CORIXA CORP.                         X                                              X
DYAX CORP.                           X                                              X
ECOSCIENCE CORP.                     X                                              X
EMBREX, INC.                         X                                              X
EXCELON CORPORATION                  X                                              X
EXPONENT, INC.                       X                                              X
GEERLINGS & WADE, INC.               X                                              X
HAIN CELESTIAL GR0UP INC.            X                                              X
INTELLICORP INC.                     X                                              X
IPRINT.COM, INC.                     X                                              X
NAPRO BIOTHERAPEUTICS                X                                              X
NAVIDEC INC.                         X                                              X
NORTH AMERICAN PALLADIUM
LTD.                                 X                                              X
PACIFIC RIM MINING                   X                                              X
PACIFIC RIM MINING
WARRANTS                             X                                              X
THE PEP BOYS                         X                                              X
PARMCHEM LABORATORIES                X                                              X
PREVIEW SYSTEMS INC.                 X                                              X
RIO ALTO EXPLORATION LTD.            X                                              X
SAN JUAN BASIN ROYALTY
TRUST                                X                                              X
STILLWATER MINING CO.                X                                              X
STRATEGIC DIAGNOSITC, INC.           X                                              X
TITAN PHARMACEUTICALS,
INC.                                 X                                              X
TREGA BIOSCIENCES, INC.              X                                              X
UNIFY CORP.                          X                                              X
VALLEY MEDIA, INC.                   X                                              X
VICINITY CORP.                       X                                              X
VICINITY CORP. SER. F
                                     X                                              X
BRANCOTE HOLDINGS PLC                X                                              X
HPD EXPLORATION                      X                                              X
CORNER BAY MINERALS, INC.            X                                              X
DB GROUP LTD.                        X                                              X
INVESTORS BANK & TRUST REPURCHASE
COMPANY                AGREEMENT     X                                              X

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